GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of total amortization expense recognized (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense	¥ 11,744,444	¥ 13,216,667
General and administrative
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense	¥ 11,744,444	¥ 13,216,667